Equity-based Compensation (Details2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Number of Shares, Outstanding	15,105,329
Number of Shares, Granted	10,788,113
Number of Shares, Exercised	(574,717)	(200,000)
Number of Shares, Expired	(200,000)
Number of Shares, Outstanding	25,118,725	15,105,329
Number of Warrants, Exercisable	24,918,725
Weighted-Average Exercise Price, Outstanding	$ 0.50
Weighted-Average Exercise Price, Granted	$ 0.65
Weighted-Average Exercise Price, Exercised	$ 0.38	$ 0.55
Weighted-Average Exercise Price, Expired	$ 0.49
Weighted-Average Exercise Price, Outstanding	$ 0.56	$ 0.50
Weighted-Average Exercise Price, Exercisable	$ 0.56
Stock Option [Member]
Number of Shares, Outstanding
Number of Shares, Granted	5,000,000
Number of Shares, Forfeited
Number of Shares, Exercised
Number of Shares, Expired
Number of Shares, Outstanding	5,000,000
Number of Warrants, Exercisable	5,000,000
Weighted-Average Exercise Price, Outstanding
Weighted-Average Exercise Price, Granted	$ 2.00
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding	$ 2.00
Weighted-Average Exercise Price, Exercisable	$ 2.00